Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 174,419	$ 50,963	$ 935,802
Prepaid expenses	90,748	148,535	239,740
Due from Sponsor		0	4,734
Total current assets	265,167	199,498	1,180,276
Prepaid expenses		0	91,817
Investments held in Trust Account	209,296,150	207,091,906	204,113,336
Total Assets	209,561,317	207,291,404	205,385,429
Current Liabilities:
Accrued offering costs		0	349,109
Convertible Note – related party	975,000	300,000	0
Accrued expenses	2,634,523	1,130,575	158,930
Total Current Liabilities	3,609,523	1,430,575	508,039
Deferred underwriting fee	6,525,000	6,525,000	6,525,000
Total Liabilities	10,134,523	7,955,575	7,033,039
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 20,010,000 shares at redemption value	209,296,150	207,091,906	204,102,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		0	0
Accumulated deficit	(9,869,856)	(7,756,577)	(5,750,110)
Total Shareholders' Deficit	(9,869,356)	(7,756,077)	(5,749,610)
Total Liabilities, Redeemable Shares and Shareholders' Deficit	209,561,317	207,291,404	205,385,429
Common Class A [Member]
Current Liabilities:
Class A ordinary shares subject to possible redemption; 20,010,000 shares at redemption value	209,296,150	207,091,906	204,102,000
Shareholders' Deficit:
Common Stock Value
Common Class B [Member]
Shareholders' Deficit:
Common Stock Value	$ 500	$ 500	$ 500